Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

J. Stephen Feinour, Jr.
(215) 564-8521
1933 Act Rule 497(e)
1933 Act File No. 333-139501
1940 Act File No. 811-21993

November 2, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:           RevenueShares ETF Trust (the “Trust”)
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 11/13 to the Trust’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on October 28, 2011.

Please direct any questions or comments relating to this certification to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

Cc:           Vincent T. Lowry
Michael D. Mabry, Esquire
Valerie Lithotomos